Derivative Instruments - Gross and Net Information About Financial Instruments Subject to Master Netting Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Freestanding derivative assets
Gross Amounts Recognized	$ 1,417	$ 2,220
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	1,417	2,220
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments	41	35
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral	817	1,098
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral	555	890
Net Amount	4	197
Freestanding derivative liabilities
Gross Amounts Recognized	41	56
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Fair Value	41	56
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments	41	35
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral	0	13
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral	0	0
Net Amount	0	8
Securities loaned
Gross Amounts Recognized	14	13
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	14	13
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments	0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral	14	13
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral	0	0
Net Amount	0	0
Repurchase agreements
Gross Amounts Recognized	1,572	1,100
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	1,572	1,100
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments	0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral	0	0
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral	1,572	1,100
Net Amount	0	0
Total financial liabilities
Gross Amounts Recognized	1,627	1,169
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	1,627	1,169
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Financial Instruments	41	35
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Cash Collateral	14	26
Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets, Securities Collateral	1,572	1,100
Net Amount	$ 0	$ 8